STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF RECONCILIATION OF SHARES OF COMMON STOCK ISSUED AND OUTSTANDING

Below is a reconciliation of shares of common stock issued and outstanding:

December 31,
2024
Total shares of common stock issued and outstanding	177,991,365
Plus: shares to be issued:
Vested RSUs not yet legally settled into common stock (a)	1,373,221
Less: Shares subject to future vesting:
Issuance of restricted common stock subject to forfeiture (b)	(19,348,954)
Total shares, net	160,015,632

(a)	As of December 31, 2024, there were RSUs that had vested but had not been legally settled into common stock. See Note 11 for additional information.

(b)	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 11 for additional information on the Special RSU Award.